Shareholders' Equity	12 Months Ended
Dec. 31, 2011
Shareholders' Equity [Abstract]
Shareholders' Equity
NOTE 9      -   SHAREHOLDERS' EQUITY

A.	Share Trading Market

The Company's shares are traded in the United States and are listed on the Nasdaq Capital Market.

B.	Share Option Plans

In April 1998, the Company's Board of Directors adopted a stock option plan (the "1998 Share Option Plan") pursuant to which 620,000 of the Company's Ordinary Shares were reserved for issuance upon the exercise of options to be granted to directors, officers, employees and consultants of the Company. The 1998 Share Option Plan is administered by the Company's Board, which designates the optionees and dates of grant thereunder. The exercise price of an option granted under the 1998 Share Option Plan may be no less than 85% of the fair market value of an Ordinary Share, as determined by the Board on the date that the option is granted. Options granted vest over a period determined by the Board, terminate three years after they become exercisable, and are non-assignable except by the laws of descent. The Board has the authority to amend the terms of option grants, provided that any such amendment is not adverse to the best interest of any grantee affected thereby.

B.	Share Option Plans (Cont.)

In March 2000, the Board adopted new guidelines for the options to purchase Ordinary Shares reserved for issuance under the 1998 Share Option Plan. Options granted thereunder were henceforth to be exercisable commencing two years after the date of grant at a rate of 50% on the second anniversary of the date of grant and 25% in each of the following two years, subject to the continued employment of each employee/grantee.

In August 2003 the Board approved the grant of options to purchase 150,000 of the Company's shares at a price of $2.50 per share to two officers of the Company under the 1998 Share Option Plan. These options became exercisable commencing one year after the date of grant at a rate of 25%-33.3% per year, subject to the continued employment of the officers. No such options were outstanding at December 31, 2011. As of December 31, 2011, no other options were outstanding under the 1998 Share Option Plan. In addition, no shares are reserved for future issuances under that plan, as such reserve has been previously transferred into the 2004 Share Option Plan (as defined below).

In October 2004, the Company's Board of Directors adopted an additional share option plan (the "2004 Share Option Plan") pursuant to which 240,000 Ordinary Shares were reserved for issuance upon the exercise of options to be granted to directors, officers, employees and consultants of the Company. The exercise price of an option granted under the 2004 Share Option Plan may be no less than 95% of the fair market value of an Ordinary Share, as determined by the Board on the date that an option is granted. An option granted under the 2004 Share Option Plan may be exercised over a 10-year term unless otherwise determined by the Board. A grantee is responsible for all personal tax consequences of a grant and the exercise thereof.

In February 2005, 238,500 options, with an exercise price of $2.20 per share, were granted under the 2004 Share Option Plan to employees of the Company, and in August 2005, the Board of Directors approved the grant of an additional 32,000 options, with an exercise price of $2.00 per share, to a Company employee, under such plan. 21,405 options from such grants were outstanding at December 31, 2011.

In December 2005, our Board of Directors increased the 2004 Share Option Plan share reserve by an additional 250,000 shares.

In May 2006 an additional 189,000 options, with exercise prices of $1.75-$2.00 and with terms of five years, were granted to Company employees under the 2004 Share Option Plan, and in  August 2007, an additional 79,000 options, with an exercise price of $2.78 and with a term of five years, were granted to Company employees under such plan. As of December 31, 2011, 5,000 options from such grants were outstanding.

B.	Share Option Plans (cont.)

In January 2008, the Company granted an additional 66,000 options, with an exercise price of $2.75 and a term of five years, to Company employees, and in April 2008, an additional 2,000 options, ,also with an exercise price of $2.75 and a term of five years, were granted to a Company employee under the 2004 Share Option Plan. As of December 31, 2011, an aggregate of 31,500  options from such grants were outstanding. Such options become exercisable pursuant to a three (3) year vesting schedule, as follows: (i) thirty-three percent (33%) of the options become exercisable on the first anniversary of the grant date; and (ii) sixteen and one-half percent (16.5%) of the options become exercisable at the end of each subsequent six month period over the course of the following two (2) years, subject to the continued employment of each employee/grantee.

In November 2007, the Company's Board of Directors approved the transfer of a pool of 618,500 unallocated options from the 1998 Share Option Plan to the 2004 Share Option Plan for future grants.

The Company intends to grant additional options under the 2004 Share Option Plan to various of its directors, executive officers and employees. At December 31, 2011 options to purchase 641,917  of the Company's Ordinary Shares were available under the 2004 Share Option Plan for grants to directors, officers, employees and consultants of the Company.

A summary of the status of the Company's stock option plans (both the 1998 Share Option Plan and the 2004 Share Option Plan) as of December 31, 2011, 2010 and 2009, and changes during the years ending on those dates, is presented below:

	Year ended December 31,
	2 0 1 1		2 0 1 0		2 0 0 9
	(in thousands)
	Shares underlying options	Weighted average exercise price	Shares underlying options	Weighted average exercise price	Shares underlying options	Weighted average exercise price
Outstanding at beginning of year	400,655	$2.21	452,656	$2.21	469,156	$2.22
Granted	-	-	-	-	-	-
Exercised	(340,750)	$2.15	(6,500)	$1.75	-	-
Cancelled	-	-	(45,501)	$2.26	(16,500)	$2.32
Outstanding at year end	59,905	$2.56	400,655	$2.21	452,656	$2.21
Options exercisable at year end	59,905	$2.56	392,738	$2.20	404,739	$2.54
Weighted average fair value
of options granted
during the year	-		-		-

B.	Share Option Plans (cont.)

The following table summarizes information about stock options outstanding at December 31, 2011:

	Options outstanding			Options exercisable
Range of exercise prices	Number of shares underlying outstanding options at December 31, 2011	Weighted average remaining contractual life (years)	Weighted average exercise price	Number of shares underlying exercisable options at December 31, 2011	Weighted average exercise price
$2.2 - $2.78	59,905	1.78	$2.56	59,905	$2.56

The following table summarizes information about stock options outstanding at December 31, 2010:

	Options outstanding			Options exercisable
Range of exercise prices	Number of shares underlying outstanding options at December 31, 2010	Weighted average remaining contractual life (years)	Weighted average exercise price	Number of shares underlying exercisable options at December 31, 2010	Weighted average exercise price

$1.75 - $2.78	400,655	2.15	$2.21	392,738	$2.20